Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Feb. 28, 2023	Feb. 28, 2022
Cash Flows from Operating Activities:
Net Loss	$ (3,541,664)	$ (3,788,815)	$ (5,133,141)	$ (5,437,764)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	918,508	586,564	806,883	1,060,455
Impairment of intangible assets				1,215,746
Changes in operating assets and liabilities:
Receivables	(25,790)	(367,121)
Accounts receivable			5,053
Prepaid expenses and other current assets	(18,886)	(337,986)	48,796	45,170
Security deposit				14,234
Right of use asset	113,486	79,032	1,013,914
Accounts payable and accrued expenses	172,847	1,215,114	533,193	(14,791)
Deferred revenue	116,761	260,293	(46,855)	13,171
Net cash used in operating activities	(2,264,738)	(2,352,919)	(2,772,157)	(3,107,383)
Cash Flows from Investing activities:
Purchase of equipment	(6,612)	15,216	(2,928)	(26,772)
Lease liability			(1,020,443)
Purchase of intangible assets	(417,405)	(2,283,605)	(2,354,094)	(1,717,087)
Net cash used in investing activities	(424,017)	(2,268,389)	(3,377,465)	(1,743,859)
Cash Flows from Financing Activities:
Proceeds from convertible notes issued	2,617,751		3,233,503
Promissory note – related party			(1,933,908)
Advances from related party	334,278	4,394,460	13,295,973	6,993,461
Advances to related party			(8,675,521)	(2,087,765)
Net cash provided by financing activities	2,952,029	4,394,460	6,201,047	4,905,697
Change in cash	263,274	(226,848)	51,425	54,455
Cash balance, beginning of the period	282,475	231,050	231,050	176,595
Cash balance, end of the period	$ 545,749	$ 4,202	282,475	231,050
Supplemental cash flow information
Cash paid for interest			(1,769)	(8)
Cash paid for taxes
Non-Cash Financing Transactions
Issuance of preferred units			4,000,000
Related party advances settlement			(4,000,000)
Related Party [Member]
Changes in operating assets and liabilities:
Receivables				(3,604)
Cash Flows from Financing Activities:
Proceeds from notes payable - related party			$ 281,000